Note 15 - Cash and Cash Equivalents	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
1 5 .	Cash and cash equivalents

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Cash at bank and in hand	7,129	4,522	1,939	10,970

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
A+	252	17	891	8,161
A	233	14	69	468
AA-	6,644	4,491	979	2,341
Total	7,129	4,522	1,939	10,970